Distribution Date:	10/13/22	COMM 2013-CCRE12 Mortgage Trust
Determination Date:	10/06/22
Next Distribution Date:	11/14/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2013-CCRE12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	BPC AS LLC
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26-27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591KAA3	1.295000%	61,738,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591KAB1	2.904000%	98,472,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591KAD7	3.765000%	225,000,000.00	199,990,378.25	0.00	627,469.81	0.00	0.00	627,469.81	199,990,378.25	36.23%	30.00%
A-4	12591KAE5	4.046000%	355,963,000.00	355,963,000.00	0.00	1,200,188.58	0.00	0.00	1,200,188.58	355,963,000.00	36.23%	30.00%
A-SB	12591KAC9	3.623000%	96,466,000.00	19,560,775.72	1,267,409.27	59,057.24	0.00	0.00	1,326,466.51	18,293,366.45	36.23%	30.00%
A-M	12591KAG0	4.300000%	76,285,000.00	76,285,000.00	0.00	273,354.58	0.00	0.00	273,354.58	76,285,000.00	27.76%	23.63%
B	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	314,597.56	0.00	0.00	314,597.56	79,277,000.00	18.96%	17.00%
C	12591KAK1	5.047681%	49,361,000.00	49,361,000.00	0.00	224,352.51	0.00	0.00	224,352.51	49,361,000.00	13.48%	12.88%
D	12624SAE9	5.047681%	64,319,000.00	64,319,000.00	0.00	0.00	0.00	0.00	0.00	64,319,000.00	6.33%	7.50%
E*	12624SAG4	5.047681%	23,932,000.00	23,932,000.00	0.00	0.00	0.00	0.00	0.00	23,932,000.00	3.68%	5.50%
F	12624SAJ8	3.016000%	16,454,000.00	16,454,000.00	0.00	0.00	0.00	0.00	0.00	16,454,000.00	1.85%	4.13%
G	12624SAL3	3.016000%	49,361,377.00	17,049,099.75	0.00	0.00	0.00	386,605.19	0.00	16,662,494.56	0.00%	0.00%
V	12624SAN9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624SAQ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624SAS8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,196,628,379.01	902,191,253.72	1,267,409.27	2,699,020.28	0.00	386,605.19	3,966,429.55	900,537,239.26

X-A	12591KAF2	1.070867%	913,924,000.00	651,799,153.97	0.00	581,658.23	0.00	0.00	581,658.23	650,531,744.70
X-B	12624SAA7	0.117373%	192,957,000.00	192,957,000.00	0.00	18,873.27	0.00	0.00	18,873.27	192,957,000.00
X-C	12624SAC3	1.185122%	89,747,377.00	57,435,099.75	0.00	56,723.01	0.00	0.00	56,723.01	57,048,494.56
Notional SubTotal			1,196,628,377.00	902,191,253.72	0.00	657,254.51	0.00	0.00	657,254.51	900,537,239.26

Deal Distribution Total					1,267,409.27	3,356,274.79	0.00	386,605.19	4,623,684.06

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591KAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591KAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591KAD7	888.84612556	0.00000000	2.78875471	0.00000000	0.00000000	0.00000000	0.00000000	2.78875471	888.84612556
A-4	12591KAE5	1,000.00000000	0.00000000	3.37166666	0.00000000	0.00000000	0.00000000	0.00000000	3.37166666	1,000.00000000
A-SB	12591KAC9	202.77378268	13.13840389	0.61220782	0.00000000	0.00000000	0.00000000	0.00000000	13.75061172	189.63537879
A-M	12591KAG0	1,000.00000000	0.00000000	3.58333329	0.00000000	0.00000000	0.00000000	0.00000000	3.58333329	1,000.00000000
B	12591KAH8	1,000.00000000	0.00000000	3.96833331	0.00000000	0.00000000	0.00000000	0.00000000	3.96833331	1,000.00000000
C	12591KAK1	1,000.00000000	0.00000000	4.54513705	(0.33873625)	0.32152752	0.00000000	0.00000000	4.54513705	1,000.00000000
D	12624SAE9	1,000.00000000	0.00000000	0.00000000	4.20640075	45.98321756	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12624SAG4	1,000.00000000	0.00000000	0.00000000	4.20640064	123.85434481	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12624SAJ8	1,000.00000000	0.00000000	0.00000000	2.51333354	86.37509906	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12624SAL3	345.39351992	0.00000000	0.00000000	0.86808903	150.27253818	0.00000000	7.83213949	0.00000000	337.56138043
V	12624SAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624SAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624SAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591KAF2	713.18747945	0.00000000	0.63644048	0.00000000	0.00000000	0.00000000	0.00000000	0.63644048	711.80070192
X-B	12624SAA7	1,000.00000000	0.00000000	0.09781076	0.00000000	0.00000000	0.00000000	0.00000000	0.09781076	1,000.00000000
X-C	12624SAC3	639.96410447	0.00000000	0.63202972	0.00000000	0.00000000	0.00000000	0.00000000	0.63202972	635.65639985

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/22 - 09/30/22	30	0.00	627,469.81	0.00	627,469.81	0.00	0.00	0.00	627,469.81	0.00
A-4	09/01/22 - 09/30/22	30	0.00	1,200,188.58	0.00	1,200,188.58	0.00	0.00	0.00	1,200,188.58	0.00
A-SB	09/01/22 - 09/30/22	30	0.00	59,057.24	0.00	59,057.24	0.00	0.00	0.00	59,057.24	0.00
A-M	09/01/22 - 09/30/22	30	0.00	273,354.58	0.00	273,354.58	0.00	0.00	0.00	273,354.58	0.00
B	09/01/22 - 09/30/22	30	0.00	314,597.56	0.00	314,597.56	0.00	0.00	0.00	314,597.56	0.00
C	09/01/22 - 09/30/22	30	32,591.28	207,632.15	0.00	207,632.15	(16,720.36)	0.00	0.00	224,352.51	15,870.92
D	09/01/22 - 09/30/22	30	2,687,043.08	270,551.49	0.00	270,551.49	270,551.49	0.00	0.00	0.00	2,957,594.57
E	09/01/22 - 09/30/22	30	2,863,414.60	100,667.58	0.00	100,667.58	100,667.58	0.00	0.00	0.00	2,964,082.18
F	09/01/22 - 09/30/22	30	1,379,861.49	41,354.39	0.00	41,354.39	41,354.39	0.00	0.00	0.00	1,421,215.88
G	09/01/22 - 09/30/22	30	7,374,809.34	42,850.07	0.00	42,850.07	42,850.07	0.00	0.00	0.00	7,417,659.41
X-A	09/01/22 - 09/30/22	30	0.00	581,658.23	0.00	581,658.23	0.00	0.00	0.00	581,658.23	0.00
X-B	09/01/22 - 09/30/22	30	0.00	18,873.27	0.00	18,873.27	0.00	0.00	0.00	18,873.27	0.00
X-C	09/01/22 - 09/30/22	30	0.00	56,723.01	0.00	56,723.01	0.00	0.00	0.00	56,723.01	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			14,337,719.79	3,794,977.96	0.00	3,794,977.96	438,703.17	0.00	0.00	3,356,274.79	14,776,422.96

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591KAG0	4.300000%	76,285,000.00	76,285,000.00	0.00	273,354.58	0.00	0.00	273,354.58	76,285,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	314,597.56	0.00	0.00	314,597.56	79,277,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591KAK1	5.047681%	49,361,000.00	49,361,000.00	0.00	224,352.51	0.00	0.00	224,352.51	49,361,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			204,923,000.03	204,923,000.00	0.00	812,304.65	0.00	0.00	812,304.65	204,923,000.00

Exchangeable Certificate Details
PEZ	12591KAJ4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	4,623,684.06
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,871,658.92	Master Servicing Fee	66,824.04
Interest Reductions due to Nonrecoverability Determination	(227,046.64)	Certificate Administrator Fee	2,541.17
Interest Adjustments	0.00	Trustee Fee	315.77
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	375.91
ARD Interest	0.00	Operating Advisor Fee	2,042.68
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	72,099.57
Total Interest Collected	3,644,612.28

Principal		Expenses/Reimbursements
Scheduled Principal	1,654,014.46	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	170,261.62
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	45,976.29
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	386,605.19
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,654,014.46	Total Expenses/Reimbursements	602,843.10

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,356,274.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,267,409.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,623,684.06
Total Funds Collected	5,298,626.74	Total Funds Distributed	5,298,626.73

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	902,191,253.72	902,191,253.72	Beginning Certificate Balance	902,191,253.72
(-) Scheduled Principal Collections	1,654,014.46	1,654,014.46	(-) Principal Distributions	1,267,409.27
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	386,605.19
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	386,605.19
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	900,537,239.26	900,537,239.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	905,993,616.15	905,993,616.15	Ending Certificate Balance	900,537,239.26
Ending Actual Collateral Balance	904,649,298.95	904,649,298.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	8,986.80	0.00	UC / (OC) Change	0.00
Current Period Advances	386,605.19	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	395,591.99	0.00	Net WAC Rate	5.05%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	22	283,313,336.17	31.46%	10	5.2158	NAP	Defeased	22	283,313,336.17	31.46%	10	5.2158	NAP
9,999,999 or Less	15	74,702,447.03	8.30%	12	5.3423	1.771948	1.39 or less	14	480,523,883.01	53.36%	12	5.0818	0.889641
10,000,000 to 24,999,999	6	93,209,077.88	10.35%	12	5.4441	1.325999	1.40 to 1.44	1	2,532,855.06	0.28%	11	5.0800	1.441600
25,000,000 to 39,999,999	2	73,600,455.06	8.17%	12	5.2445	0.721824	1.45 to 1.54	1	47,967,890.21	5.33%	13	5.0780	1.457500
40,000,000 to 59,999,999	2	103,252,235.92	11.47%	11	4.4473	1.378899	1.55 to 1.64	2	28,502,036.94	3.17%	13	5.3182	1.580856
60,000,000 to 69,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.65 to 1.74	2	10,987,880.34	1.22%	12	5.3542	1.720225
70,000,000 or Greater	2	272,459,687.20	30.26%	12	5.1681	0.833314	1.75 to 1.84	1	4,136,507.85	0.46%	12	5.3600	1.760500
Totals	49	900,537,239.26	100.00%	11	5.1497	1.210185	1.85 to 1.99	1	3,900,394.36	0.43%	10	5.3800	1.871200
							2.00 or greater	5	38,672,455.32	4.29%	12	5.3756	2.557658
							Totals	49	900,537,239.26	100.00%	11	5.1497	1.210185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	74	283,313,336.17	31.46%	10	5.2158	NAP
							Defeased	74	283,313,336.17	31.46%	10	5.2158	NAP
Alabama	1	3,325,696.93	0.37%	12	5.1400	3.196200
							Lodging	3	31,757,971.38	3.53%	13	5.3637	2.113161
California	1	6,264,783.84	0.70%	12	5.0475	1.573600
							Mixed Use	3	58,903,572.65	6.54%	13	5.1398	1.492607
Florida	2	6,302,819.25	0.70%	13	5.3945	1.582900
							Multi-Family	4	18,118,298.31	2.01%	11	5.5633	1.839677
Georgia	4	68,437,757.73	7.60%	10	4.2082	1.469427
							Office	5	211,284,692.66	23.46%	12	5.1698	0.520559
Illinois	2	150,649,525.83	16.73%	13	5.0762	0.379683
							Retail	17	297,159,368.09	33.00%	11	5.0263	1.279320
Indiana	1	4,136,507.85	0.46%	12	5.3600	1.760500
							Totals	106	900,537,239.26	100.00%	11	5.1497	1.210185
Kansas	1	7,454,756.06	0.83%	12	5.2280	2.332100
Louisiana	4	32,261,940.49	3.58%	12	5.2759	1.338126
Maryland	1	2,532,855.06	0.28%	11	5.0800	1.441600
Nevada	1	136,412,861.10	15.15%	11	5.2500	1.289400
New Hampshire	2	86,076,253.06	9.56%	13	5.0612	1.108055
New York	2	24,155,919.62	2.68%	13	5.3721	2.046612
North Carolina	2	5,635,143.94	0.63%	12	5.3390	2.675796
Pennsylvania	2	13,073,139.86	1.45%	12	5.4263	1.044328
Texas	3	19,101,302.20	2.12%	11	5.4919	1.228969
Washington, DC	1	35,492,092.21	3.94%	10	5.4640	0.779400
West Virginia	1	12,385,989.46	1.38%	12	6.3400	1.112300
Wisconsin	1	3,524,558.60	0.39%	11	5.7245	1.259900
Totals	106	900,537,239.26	100.00%	11	5.1497	1.210185

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	283,313,336.17	31.46%	10	5.2158	NAP	Defeased	22	283,313,336.17	31.46%	10	5.2158	NAP
	4.0000% or less	1	55,284,345.71	6.14%	9	3.9000	1.310700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.9999%	1	14,602,699.73	1.62%	12	4.9850	0.414000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	10	269,422,242.75	29.92%	13	5.0940	0.822547	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	15	277,914,614.90	30.86%	11	5.3936	1.361534	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	900,537,239.26	100.00%	11	5.1497	1.210185	49 months or greater	27	617,223,903.09	68.54%	12	5.1194	1.099292
								Totals	49	900,537,239.26	100.00%	11	5.1497	1.210185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	283,313,336.17	31.46%	10	5.2158	NAP	Defeased	22	283,313,336.17	31.46%	10	5.2158	NAP
	60 months or less	27	617,223,903.09	68.54%	12	5.1194	1.099292	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	27	617,223,903.09	68.54%	12	5.1194	1.099292
	Totals	49	900,537,239.26	100.00%	11	5.1497	1.210185	Totals	49	900,537,239.26	100.00%	11	5.1497	1.210185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	22	283,313,336.17	31.46%	10	5.2158	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	24	578,387,867.15	64.23%	12	5.0774	1.061409
	13 months to 24 months	1	7,609,985.51	0.85%	12	5.5295	0.969400
	25 months or greater	2	31,226,050.43	3.47%	13	5.7976	1.832633
	Totals	49	900,537,239.26	100.00%	11	5.1497	1.210185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100156	OF	Chicago	IL	Actual/360	5.086%	577,610.03	235,524.73	0.00	N/A	11/06/23	--	136,282,350.80	136,046,826.10	12/06/21
2	300981002	RT	Las Vegas	NV	Actual/360	5.250%	597,694.40	203,000.97	0.00	N/A	09/06/23	--	136,615,862.10	136,412,861.10	10/06/22
3	300981003	OF	Berwyn	PA	Actual/360	5.110%	262,328.37	107,295.63	0.00	N/A	06/06/23	--	61,603,531.50	61,496,235.87	10/06/22
4	300981004	RT	Savannah	GA	Actual/360	3.900%	180,008.85	102,992.07	0.00	N/A	07/01/23	--	55,387,337.78	55,284,345.71	10/01/22
5	300981005	MU	Salem	NH	Actual/360	5.078%	203,361.17	89,102.15	0.00	N/A	11/06/23	--	48,056,992.36	47,967,890.21	10/06/22
6	300981006	SS	Various	Various	Actual/360	5.125%	181,304.80	90,932.53	0.00	10/06/23	10/06/33	--	42,453,513.37	42,362,580.84	10/06/22
7	300981007	RT	Nashua	NH	Actual/360	5.040%	160,400.66	82,270.35	0.00	N/A	11/06/23	--	38,190,633.20	38,108,362.85	10/06/22
8	300981008	OF	Washington	DC	Actual/360	5.464%	0.00	0.00	0.00	N/A	08/06/23	--	35,492,092.21	35,492,092.21	05/06/21
10	300981010	MF	Liverpool	NY	Actual/360	5.430%	110,431.20	50,139.20	0.00	N/A	10/06/23	--	24,404,684.31	24,354,545.11	10/06/22
11	300981011	RT	Various	Various	Actual/360	5.394%	100,171.33	45,737.42	0.00	N/A	11/06/23	--	22,282,990.52	22,237,253.10	10/06/22
12	300981012	MF	Rincon	GA	Actual/360	5.223%	100,841.62	42,288.81	0.00	N/A	07/06/23	--	23,170,884.43	23,128,595.62	10/06/22
15	300981015	LO	New York	NY	Actual/360	5.441%	85,598.55	38,501.87	0.00	N/A	11/06/23	--	18,878,562.84	18,840,060.97	09/06/21
16	300981016	MF	Houston	TX	Actual/360	5.050%	76,874.03	31,912.10	0.00	N/A	07/06/23	--	18,267,095.99	18,235,183.89	10/06/22
17	300981017	OF	New Orleans	LA	Actual/360	5.213%	65,626.33	31,977.96	0.00	N/A	10/06/23	--	15,108,218.86	15,076,240.90	10/06/22
19	300981019	RT	Frisco	TX	Actual/360	5.473%	67,259.87	30,114.05	0.00	N/A	07/06/23	--	14,745,929.10	14,715,815.05	10/06/22
20	656100149	OF	Chicago	IL	Actual/360	4.985%	60,776.90	27,647.47	0.00	N/A	10/06/23	--	14,630,347.20	14,602,699.73	08/06/22
22	300981022	MF	Lancaster	PA	Actual/360	5.013%	57,519.73	24,193.32	0.00	N/A	07/06/23	--	13,770,309.54	13,746,116.22	10/06/22
23	300981023	RT	Elkview	WV	Actual/360	6.340%	0.00	0.00	0.00	N/A	10/06/23	--	12,385,989.46	12,385,989.46	07/06/18
24	300981024	SS	Saint Thomas	VI	Actual/360	5.033%	36,448.10	47,597.97	0.00	N/A	09/06/23	--	8,690,188.92	8,642,590.95	10/06/22
25	300981025	OF	Kennesaw	GA	Actual/360	4.981%	44,395.71	23,361.55	0.00	N/A	10/06/23	08/06/23	10,696,688.15	10,673,326.60	10/06/22
26	300981026	OF	Irving	TX	Actual/360	5.470%	45,975.07	19,104.37	0.00	N/A	10/06/23	--	10,085,938.09	10,066,833.72	10/06/22
27	300981027	MH	Orion	MI	Actual/360	5.505%	45,267.78	20,064.04	0.00	N/A	07/06/23	--	9,867,636.54	9,847,572.50	10/06/22
28	656100151	MF	Boise	ID	Actual/360	5.230%	42,526.33	19,126.72	0.00	N/A	10/06/23	--	9,757,475.71	9,738,348.99	10/06/22
29	300981029	MF	East Lansing	MI	Actual/360	5.400%	37,539.52	17,209.73	0.00	N/A	10/06/23	--	8,342,114.52	8,324,904.79	10/06/22
31	300981031	LO	Dodge City	KS	Actual/360	5.228%	32,583.41	24,221.89	0.00	N/A	10/06/23	--	7,478,977.95	7,454,756.06	10/06/22
33	300981033	RT	San Diego	CA	Actual/360	5.048%	26,497.59	34,791.30	0.00	N/A	10/06/23	--	6,299,575.14	6,264,783.84	10/06/22
34	300981034	MU	Philadelphia	PA	Actual/360	5.529%	35,127.43	13,292.08	0.00	N/A	10/06/23	--	7,623,277.59	7,609,985.51	10/06/22
35	300981035	RT	Harvey	LA	Actual/360	5.247%	32,104.68	13,436.80	0.00	N/A	09/06/23	--	7,342,408.95	7,328,972.15	10/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	300981036	IN	Kirkland	WA	Actual/360	5.497%	30,535.46	13,739.85	0.00	N/A	08/06/23	05/06/23	6,665,312.23	6,651,572.38	10/06/22
39	300981039	LO	York	PA	Actual/360	5.282%	24,126.98	17,654.10	0.00	N/A	10/06/23	--	5,480,808.45	5,463,154.35	10/06/22
40	300981040	MF	Atlanta	GA	Actual/360	5.537%	25,706.11	11,353.25	0.00	N/A	09/06/23	--	5,570,624.48	5,559,271.23	10/06/22
41	300981041	RT	Plainfield	CT	Actual/360	5.234%	23,031.39	11,143.82	0.00	N/A	10/06/23	--	5,280,410.90	5,269,267.08	10/06/22
43	300981043	MF	Midland	TX	Actual/360	5.620%	24,093.41	10,427.04	0.00	N/A	08/06/23	--	5,144,501.16	5,134,074.12	10/06/22
44	300981044	MF	Houston	TX	Actual/360	5.380%	22,017.95	10,287.97	0.00	N/A	08/06/23	--	4,911,066.98	4,900,779.01	10/06/22
45	300981045	RT	New York	NY	Actual/360	5.128%	22,750.72	8,023.22	0.00	N/A	10/06/23	--	5,323,881.87	5,315,858.65	06/06/22
46	300981046	RT	Aberdeen	NC	Actual/360	5.305%	15,472.85	7,315.16	0.00	N/A	10/06/23	--	3,499,985.29	3,492,670.13	10/06/22
46A	300981111				Actual/360	5.305%	4,333.17	2,048.62	0.00	N/A	10/06/23	--	980,170.98	978,122.36	10/06/22
49	300981049	RT	Avon	IN	Actual/360	5.360%	18,514.81	8,598.46	0.00	N/A	10/06/23	--	4,145,106.31	4,136,507.85	10/06/22
50	300981050	RT	Lone Tree	CO	Actual/360	5.422%	18,407.52	8,330.46	0.00	N/A	11/06/23	--	4,073,962.80	4,065,632.34	10/06/22
51	300981051	MH	Essexville	MI	Actual/360	5.550%	18,873.37	8,245.81	0.00	N/A	08/06/23	--	4,080,727.82	4,072,482.01	10/06/22
52	407000221	RT	Decatur	GA	Actual/360	5.569%	17,033.31	11,404.58	0.00	N/A	11/06/23	--	3,670,312.77	3,658,908.19	10/06/22
54	300981054	MF	Pasadena	TX	Actual/360	5.380%	17,523.48	8,187.91	0.00	N/A	08/06/23	--	3,908,582.27	3,900,394.36	10/06/22
55	656100154	MH	McDonough	GA	Actual/360	5.380%	17,443.97	8,048.91	0.00	N/A	10/06/23	--	3,890,848.56	3,882,799.65	10/06/22
56	656100147	MU	Birmingham	AL	Actual/360	5.140%	14,291.76	10,901.21	0.00	N/A	10/06/23	--	3,336,598.14	3,325,696.93	10/06/22
58	300981058	MF	Whitewater	WI	Actual/360	5.724%	16,847.07	7,013.04	0.00	N/A	09/06/23	--	3,531,571.64	3,524,558.60	10/06/22
59	300981059	RT	Live Oak	FL	Actual/360	5.100%	13,132.96	6,684.71	0.00	N/A	09/06/23	03/06/23	3,090,109.30	3,083,424.59	10/06/22
61	300981061	MH	Perrysburg	OH	Actual/360	5.412%	12,546.43	5,728.69	0.00	N/A	10/06/23	07/06/23	2,781,657.49	2,775,928.80	10/06/22
62	300981062	RT	Bel Air	MD	Actual/360	5.080%	10,745.73	5,505.91	0.00	N/A	09/06/23	--	2,538,360.97	2,532,855.06	10/06/22
63	300981063	RT	Gulfport	FL	Actual/360	5.513%	10,910.37	7,534.66	0.00	N/A	09/06/23	--	2,375,046.18	2,367,511.52	10/06/22
Totals							3,644,612.28	1,654,014.46	0.00				902,191,253.72	900,537,239.26
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,434,542.00	5,068,242.05	01/01/22	06/30/22	10/06/22	36,977,454.09	1,062,198.11	647,705.02	7,106,866.59	4,671,326.11	0.00
2	42,649,559.00	25,159,664.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	12,266,877.00	5,986,082.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,702,290.79	2,701,250.13	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	3,278,356.61	1,072,658.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,200,436.00	0.00	--	--	10/06/22	36,185,168.85	2,250,425.72	(3,661.60)	386,547.39	0.00	386,605.19
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,929,201.97	1,524,345.86	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,732,696.00	3,662,479.00	07/01/19	06/30/20	10/06/22	3,748,235.07	135,258.51	105,532.48	1,449,907.18	191,283.63	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,872,416.89	771,868.23	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	756,435.40	141,721.91	01/01/22	03/31/22	--	0.00	0.00	86,793.09	173,623.14	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,354,993.00	616,994.00	01/01/16	06/30/16	10/06/22	3,096,497.37	515,501.34	(1,071.39)	920,918.44	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	956,595.94	507,459.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,564,254.74	1,765,089.10	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,198,522.37	606,714.85	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	724,518.11	146,814.92	07/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	480,342.28	520,482.85	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	760,342.48	664,028.20	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,129,590.53	1,318,336.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	432,525.44	257,716.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	514,366.17	209,226.10	01/01/22	06/30/22	--	0.00	0.00	30,224.69	120,926.24	2,432.05	0.00
46	917,821.00	989,875.12	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	636,528.32	603,291.67	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	604,218.53	307,703.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	592,514.12	308,682.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1,009,556.10	515,629.33	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	8,152.35	193,458.05	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	281,160.00	140,580.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	97,988,813.14	55,760,392.81				80,007,355.38	3,963,383.68	865,522.29	10,158,788.98	4,865,041.79	386,605.19

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/22	1	14,602,699.73	0	0.00	5	208,080,827.39	1	12,385,989.46	1	35,492,092.21	0	0.00	0	0.00	0	0.00	5.149725%	4.993253%	11
09/12/22	0	0.00	1	5,323,881.87	4	203,038,995.31	1	12,385,989.46	1	35,492,092.21	0	0.00	0	0.00	0	0.00	5.149674%	4.994701%	12
08/12/22	1	5,331,114.79	0	0.00	4	203,289,805.65	1	12,385,989.46	1	35,492,092.21	0	0.00	0	0.00	0	0.00	5.149623%	4.994673%	13
07/12/22	0	0.00	0	0.00	4	203,539,511.62	1	12,385,989.46	2	35,492,092.21	0	0.00	0	0.00	1	4,612,222.29	5.149573%	4.994644%	14
06/10/22	0	0.00	0	0.00	5	216,575,553.35	1	12,385,989.46	2	48,257,408.32	0	0.00	0	0.00	1	3,649,671.66	5.168823%	5.015115%	15
05/12/22	0	0.00	0	0.00	5	216,855,734.77	1	12,385,989.46	2	48,290,175.32	0	0.00	0	0.00	0	0.00	5.169696%	5.016232%	16
04/12/22	0	0.00	0	0.00	5	217,220,651.87	1	12,385,989.46	2	48,386,575.03	0	0.00	0	0.00	0	0.00	5.169684%	5.016226%	17
03/11/22	0	0.00	0	0.00	5	217,554,021.59	1	12,385,989.46	2	48,474,802.05	0	0.00	0	0.00	0	0.00	5.169670%	5.016219%	18
02/11/22	0	0.00	0	0.00	5	217,975,847.68	1	12,385,989.46	2	48,585,750.55	0	0.00	0	0.00	0	0.00	5.169661%	5.016217%	19
01/12/22	0	0.00	1	138,074,756.60	4	80,231,014.32	1	12,385,989.46	2	48,672,979.16	0	0.00	0	0.00	0	0.00	5.169647%	5.016209%	20
12/10/21	1	138,282,268.80	1	19,206,159.39	3	61,145,759.40	1	12,385,989.46	3	48,759,769.94	1	7,688,015.57	0	0.00	1	9,119,829.78	5.169633%	5.016201%	21
11/15/21	1	19,243,008.80	0	0.00	4	82,266,833.23	1	12,385,989.46	3	69,880,843.77	0	0.00	0	0.00	0	0.00	5.174182%	5.016285%	22
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	656100156	12/06/21	9	6	647,705.02	7,106,866.59	4,746,301.68	138,282,268.80	11/02/21	13
8	300981008	05/06/21	16	6	(3,661.60)	386,547.39	57.80	36,185,168.85	07/11/18	7			03/14/19
15	300981015	09/06/21	12	6	105,532.48	1,449,907.18	380,669.44	19,313,322.16	04/01/21	2
20	656100149	08/06/22	1	1	86,793.09	173,623.14	1,161.05	14,655,859.26	07/01/22	13
23	300981023	07/06/18	50	6	(1,071.39)	920,918.44	5,879,150.11	13,012,724.16	08/02/16	3	01/24/17	01/24/17
45	300981045	06/06/22	3	3	30,224.69	120,926.24	2,432.05	5,346,243.57	09/16/22	2
Totals					865,522.29	10,158,788.98	11,009,772.13	226,795,586.80
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		3,083,425	3,083,425	0		0
7 - 12 Months		584,166,300	516,369,660	19,918,558		47,878,082
13 - 24 Months		270,924,934	116,038,047	154,886,887		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		42,362,581	42,362,581	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	900,537,239	677,853,712	14,602,700	0	172,588,735	35,492,092
Sep-22	902,191,254	693,828,377	0	5,323,882	167,546,903	35,492,092
Aug-22	903,717,054	695,096,134	5,331,115	0	167,797,713	35,492,092
Jul-22	905,236,158	701,696,646	0	0	168,047,419	35,492,092
Jun-22	919,635,524	703,059,970	0	0	168,318,145	48,257,408
May-22	924,830,087	707,974,352	0	0	168,565,559	48,290,175
Apr-22	926,554,577	709,333,925	0	0	168,834,077	48,386,575
Mar-22	928,141,141	710,587,119	0	0	169,079,220	48,474,802
Feb-22	930,113,086	712,137,238	0	0	169,390,097	48,585,751
Jan-22	931,683,897	713,378,126	0	138,074,757	80,231,014	0
Dec-21	933,247,758	714,613,570	138,282,269	19,206,159	12,385,989	48,759,770
Nov-21	955,963,142	854,453,300	19,243,009	0	12,385,989	69,880,844
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	656100156	136,046,826.10	138,282,268.80	210,000,000.00	03/01/22	3,424,968.55	0.37600	06/30/22	11/06/23	252
8	300981008	35,492,092.21	36,185,168.85		06/28/22	2,089,360.00	0.77940	12/31/21	08/06/23	252
15	300981015	18,840,060.97	19,313,322.16	18,700,000.00	02/17/22	3,434,532.00	2.30620	06/30/20	11/06/23	252
20	656100149	14,602,699.73	14,655,859.26	22,500,000.00	08/06/13	109,848.91	0.41400	03/31/22	10/06/23	252
23	300981023	12,385,989.46	13,012,724.16	18,200,000.00	05/20/13	566,270.00	1.11230	06/30/16	10/06/23	251
45	300981045	5,315,858.65	5,346,243.57	11,000,000.00	09/17/13	208,026.10	1.12660	06/30/22	10/06/23	252
Totals		222,683,527.12	226,795,586.80	280,400,000.00		9,833,005.56

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	656100156	OF	IL	11/02/21	13

Loan transferred to Special Servicer on 11-02-2021 due to Imminent Monetary Default and subsequent default for the 11-06-2021 payment. Property is a 1.45MM SF Class A, 22-story office building w/ ground floor retail located in the Chicago

CBD. The Property occupies an entire city block with frontage on four streets and lobby entrances at the north and south ends of the building on West Jackson Boulevard and West Quincy Street. The Property's layout consists of 21 office levels, a ground floor th at includes grade retail and a subterranean garage with 200 parking spots. As of 6/30/2022 Property is 63% occupied. Lender is in discussions with Borrower about potential workout solutions (including loan modification, cooperative marketing/sale process, and/or Deed-In-Lieu). Lender is in the process of requesting to put in a Receiver.
8	300981008	OF	DC	07/11/18	7

REO Title Date:3/14/19: The Property is comprised of Class A office building in the Georgetown submarket of Washington D.C. Part of 2-building office/resi condo complex. Each floor of the subject building counts as 1 commercial condo unit.

Floors 1-5 are commercial, the 6th is resi. Commercial owner has right to appoint 3 of 5 condo board seats. The south building owned/occupied by the Embassy of Sweden. Amenities: fitness center, 2 underground parking garages, private shuttle bus service for s ubject tenants to and from metro and full time concierge/security. There is a ground lease with approx. 93 yrs. remaining . As of 9/29/22, the property is approx. 82.6% occupied. Currently holding approx. $543K in excess cash for capex repairs andanticipated leasing costs.

Current appraisal does not reflect current market conditions and expectations and therefore valuation deemed high. Crossed with or is companion Loan to: None. Deferred

Maintenance/Repair Issues: None. Leasing Summary: None. Marketing Summary: Received no bids at the recent auction; property taken off the market
15	300981015	LO	NY	04/01/21	2

The Property is an independent limited-service 12-story boutique hotel comprised of 72 rooms and is situated on a 0.05-acre parcel. Subject property also features a 2,200 sq ft ground floor retail space and is located at 62 Madison Avenue, New

York, NY. The Property has union labor. The Property was operating as a homeless shelter for the last 3 years due to a month to month contract with the DHS to rent out 100% of the hotel. DHS left at the end of 2020 and the property is now struggling to bac kfill the hotel. The file transferred SS on 04-01-2021 due to Delinquent Payments. The Property remains closed. Counsel has filed the foreclosure action. Borrower has yet to provide a viable proposal.

20	656100149	OF	IL	07/01/22	13

Loan transferred to special servicing on 7/1/22 for imminent payment default. The collateral for the loan is a 176k SF, multi-tenant, office building in Chicago's West Loop. The largest in-place tenant, moved out of the property at the end of July 20

22 leaving the property ~26% occupied. Payment Default occurred 9/20/22 after warning notice. Lender and Borrower are working towards installing a receiver and a potential Deed-in-lieu has been discussed. Lender will dual track foreclosure while cont inuing to discuss options with the borrower.

23	300981023	RT	WV	08/02/16	3

Lender was monitoring the Loan, which subsequently transferred for imminent default due cash flow issues, lockbox issues and collateral issues. The subject is a retail property located in Elkview, WV. There is a main road with a bridge that leads to

the subject which washed away due to a flood. The center was closed, due to lack of access. Lender engaged counsel and commenced discussions wih the Borrower. Lender filed emergency motion for receiver on 10/21/16. Receiver was appointed. Borrower fi led bankruptcy at the foreclosure sale on 1/24/17. Lender filed a motion for stay relief. Borrower filed an amended plan, which included DIP financing that primed Lender's lien for construction of the bridge. Several tenants, including Kmart, filed proofs of claim and several individuals filed class action claims. Tara filed a bankruptcy plan and Lender filed a competing plan. Kroger and Kmart returned to the center, which is open and operating, however

Kmart went dark after renewing its lease. Judge confirmed Borrower's plan. Lender and Borrower have come to terms on a settlement which will address the items which remained unresolved following bankruptcy confirmation.

45	300981045	RT	NY	09/16/22	2
Loan is delinquent as of 7/6/2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 29

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300981002	0.00	5.25000%	0.00	5.25000%	9	08/05/20	07/31/20	--
31	300981031	0.00	5.22800%	0.00	5.22800%	8	09/21/21	10/06/21	12/06/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	300981013	12/10/21	21,026,953.82	11,350,000.00	15,651,000.00	5,415,375.91	14,573,170.05	9,157,794.14	11,869,159.68	0.00	109,662.66	11,759,497.02	49.82%
18	300981018	01/10/20	12,196,756.89	8,800,000.00	10,832,805.65	4,210,283.29	10,832,805.65	6,622,522.36	5,574,234.53	0.00	20,595.07	5,553,639.46	31.28%
21	300981021	07/12/22	12,765,316.11	10,200,000.00	10,250,019.36	5,178,976.53	9,826,469.39	4,647,492.86	8,117,823.25	0.00	(213.50)	8,118,036.75	52.47%
38	300981038	12/12/19	6,488,855.68	4,500,000.00	5,420,085.13	2,222,347.07	4,687,477.61	2,465,130.54	4,023,725.14	0.00	158,839.22	3,864,885.92	52.51%
47	300981047	01/10/20	4,228,975.56	2,600,000.00	3,699,784.96	1,401,947.21	3,572,792.43	2,170,845.22	2,058,130.34	0.00	23,767.06	2,034,363.28	38.93%
60	300981060	01/10/20	2,845,342.23	1,600,000.00	2,844,045.35	898,527.38	2,754,457.73	1,855,930.35	989,411.88	0.00	16,543.26	972,868.62	27.02%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			59,552,200.29	39,050,000.00	48,697,740.45	19,327,457.39	46,247,172.86	26,919,715.47	32,632,484.82	0.00	329,193.77	32,303,291.05

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/19	0.00	0.00	0.00	(4,357.04)	0.00	4,357.04	0.00	0.00	4,357.04
13	300981013	09/12/22	0.00	0.00	11,759,497.02	0.00	0.00	40.70	0.00	0.00	11,759,497.02
		08/12/22	0.00	0.00	11,759,456.32	0.00	0.00	115.50	0.00	0.00
		05/12/22	0.00	0.00	11,759,340.82	0.00	0.00	(109,818.86)	0.00	0.00
		12/10/21	0.00	0.00	11,869,159.68	0.00	0.00	11,869,159.68	0.00	0.00
18	300981018	05/12/22	0.00	0.00	5,553,639.46	0.00	0.00	29.46	0.00	0.00	5,553,639.46
		08/12/21	0.00	0.00	5,553,410.00	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	5,553,170.84	0.00	0.00	190.32	0.00	0.00
		03/12/21	0.00	0.00	5,552,980.52	0.00	0.00	(17,790.78)	0.00	0.00
		01/12/21	0.00	0.00	5,570,771.30	0.00	0.00	104.22	0.00	0.00
		11/13/20	0.00	0.00	5,570,667.08	0.00	0.00	263.29	0.00	0.00
		07/10/20	0.00	0.00	5,570,403.79	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	5,570,250.22	0.00	0.00	(4,115.31)	0.00	0.00
		02/12/20	0.00	0.00	5,574,365.53	0.00	0.00	131.00	0.00	0.00
		01/10/20	0.00	0.00	5,574,234.53	0.00	0.00	5,574,234.53	0.00	0.00
21	300981021	08/12/22	0.00	0.00	8,118,036.75	0.00	0.00	213.50	0.00	0.00	8,118,036.75
		07/12/22	0.00	0.00	8,117,823.25	0.00	0.00	8,117,823.25	0.00	0.00
38	300981038	03/11/22	0.00	0.00	3,864,885.92	0.00	0.00	(53,299.48)	0.00	0.00	3,864,885.92
		09/13/21	0.00	0.00	3,918,185.40	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	3,917,946.24	0.00	0.00	243.82	0.00	0.00
		03/12/21	0.00	0.00	3,917,702.42	0.00	0.00	(7,524.80)	0.00	0.00
		01/12/21	0.00	0.00	3,925,227.22	0.00	0.00	34.22	0.00	0.00
		12/11/20	0.00	0.00	3,925,193.00	0.00	0.00	70.00	0.00	0.00
		10/13/20	0.00	0.00	3,925,123.00	0.00	0.00	(13,750.11)	0.00	0.00
		08/12/20	0.00	0.00	3,938,873.11	0.00	0.00	288.28	0.00	0.00
		07/10/20	0.00	0.00	3,938,584.83	0.00	0.00	(80,640.31)	0.00	0.00
		06/12/20	0.00	0.00	4,019,225.14	0.00	0.00	(4,725.67)	0.00	0.00
		03/12/20	0.00	0.00	4,023,950.81	0.00	0.00	186.67	0.00	0.00
		01/10/20	0.00	0.00	4,023,764.14	0.00	0.00	39.00	0.00	0.00
		12/12/19	0.00	0.00	4,023,725.14	0.00	0.00	4,023,725.14	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
47	300981047	05/12/22	0.00	0.00	2,034,363.28	0.00	0.00	32.02	0.00	0.00	1,958,059.80
		08/12/21	0.00	0.00	2,034,331.26	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	2,034,092.10	0.00	0.00	155.32	0.00	0.00
		03/12/21	0.00	0.00	2,033,936.78	0.00	0.00	(5,740.33)	0.00	0.00
		01/12/21	0.00	0.00	2,039,677.11	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	2,039,572.89	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	2,039,219.32	0.00	0.00	(19,079.52)	0.00	0.00
		02/12/20	0.00	0.00	2,058,298.84	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	2,058,130.34	0.00	0.00	2,058,130.34	0.00	(76,303.48)
60	300981060	02/11/22	0.00	0.00	972,868.62	0.00	0.00	(3,552.82)	0.00	0.00	953,808.30
		01/12/21	0.00	0.00	976,421.44	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	976,317.22	0.00	0.00	153.57	0.00	0.00
		06/12/20	0.00	0.00	976,163.65	0.00	0.00	(13,416.73)	0.00	0.00
		02/12/20	0.00	0.00	989,580.38	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	989,411.88	0.00	0.00	989,411.88	0.00	(19,060.32)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	32,303,291.05	(4,357.04)	0.00	32,307,648.09	0.00	(95,363.80)	32,212,284.29

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	28,392.16	0.00	0.00	153,641.32	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,394.19	0.00	0.00	0.00	0.00	161,607.33	0.00	0.00	0.00	0.00
15	0.00	0.00	3,933.03	0.00	0.00	16,620.30	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,047.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,580.41	0.00	0.00	0.00	0.00	65,439.31	0.00	0.00	0.00	0.00
45	0.00	0.00	628.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	45,976.29	0.00	0.00	170,261.62	0.00	227,046.64	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		443,284.55

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

		Supplemental Notes
October 2022 Disclosable Special Servicer Fees

Fee Type	Fee Amount for Current Period
Special Servicer Compensation (CREFC)
SS Fee	M300981045	$629
SS Fee	M300981015	$3,933
SS Fee	M300981008	$7,394
SS Fee	M300981023	$2,580
SS Fee	M656100149	$3,048
SS Fee	M656100156	$52,999

TOTAL DISCLOSABLE SPECIAL SERVICER FEES		$70,583

© 2021 Computershare. All rights reserved. Confidential.			Page 29 of 29